Capitalized Software Development Costs	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Capitalized Software Development Costs

Note 5—Capitalized Software Development Costs

Capitalized software development costs, included in other assets, non-current, were as follows (in thousands):

	As of December 31,
	2015	2016
Capitalized software development costs, gross	$2,964	$4,280
Less: Accumulated amortization	(1,273)	(1,520)

Capitalized software development costs, net	$1,691	$2,760

The Company capitalized $0.8 million, $1.8 million and $2.4 million of software development costs in 2014, 2015 and 2016, respectively. Amortization expense was $0.4 million, $0.9 million and $1.4 million for 2014, 2015 and 2016, respectively. Based on the Company’s capitalized software development costs ready for intended use as of December 31, 2016, estimated amortization expense of $1.2 million and $0.5 million is expected to be recognized in 2017 and 2018, respectively. Amortization has not started on $1.1 million of capitalized software development costs that are not yet ready for intended use as of December 31, 2016.